DEBT (Tables)	12 Months Ended
Dec. 29, 2018
DEBT
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 29, 2018 and December 31, 2017 (amounts in thousands):

	2018	2017
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	$40,000	$—
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	—
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	35,000	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $375 million due on November 1, 2023, interest payable monthly at a floating rate (3.39% on December 29, 2018 and 2.41% on December 30, 2017)	42,490	59,422
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.94% on December 29, 2018 and 1.08% on December 30, 2017)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (2.00% on December 29, 2018 and 1.14% on December 30, 2017)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (1.99% on December 29, 2018 and 1.13% on December 30, 2017)	3,700	3,700
Capital leases and foreign affiliate debt	311	2,058
	202,501	146,180
Less current portion	(148)	(1,329)
Less debt issuance costs	(223)	(177)
Long-term portion	$202,130	$144,674

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 29, 2018, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2019	$148
2020	2,834
2021	29
2022	38,700
2023	42,490
Thereafter	118,300
Total	$202,501